Exposures by Business Division (Detail) € in Millions	Dec. 31, 2018 EUR (€)
Total Consolidated Segments [Domain Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	€ 678,787
Allowance for Credit Losses	4,259
Total Consolidated Segments [Domain Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	637,037
Allowance for Credit Losses	509
Total Consolidated Segments [Domain Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	32,335
Allowance for Credit Losses	501
Total Consolidated Segments [Domain Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	7,452
Allowance for Credit Losses	3,247
Total Consolidated Segments [Domain Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,963
Allowance for Credit Losses	3
Corporate & Investment Bank [Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	345,429
Allowance for Credit Losses	1,183
Corporate & Investment Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	327,094
Allowance for Credit Losses	184
Corporate & Investment Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	14,241
Allowance for Credit Losses	99
Corporate & Investment Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,403
Allowance for Credit Losses	896
Corporate & Investment Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,692
Allowance for Credit Losses	3
Private & Commercial Bank [Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	321,547
Allowance for Credit Losses	3,071
Private & Commercial Bank [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	299,003
Allowance for Credit Losses	321
Private & Commercial Bank [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	17,226
Allowance for Credit Losses	400
Private & Commercial Bank [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	5,047
Allowance for Credit Losses	2,350
Private & Commercial Bank [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	271
Allowance for Credit Losses	0
Asset Management [Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2,303
Allowance for Credit Losses	1
Asset Management [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1,998
Allowance for Credit Losses	0
Asset Management [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	304
Allowance for Credit Losses	0
Asset Management [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	2
Allowance for Credit Losses	0
Asset Management [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0
Allowance for Credit Losses	0
Corporate & Other [Member] | Total Stages [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	9,508
Allowance for Credit Losses	5
Corporate & Other [Member] | Stage 1 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	8,943
Allowance for Credit Losses	3
Corporate & Other [Member] | Stage 2 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	564
Allowance for Credit Losses	1
Corporate & Other [Member] | Stage 3 [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	1
Allowance for Credit Losses	1
Corporate & Other [Member] | Stage 3 POCI [Member]
Amortized Cost Exposures by Business Division [Line Items]
Gross Carrying Amount	0
Allowance for Credit Losses	€ 0